Financial Debt - Convertible Bonds - Additional Information (Detail) € in Millions, $ in Millions					12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 26, 2015 USD ($) € / Bonds Bonds	Nov. 20, 2012 USD ($) € / Bonds Bonds	Nov. 20, 2012 EUR (€) Bonds	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Jun. 30, 2015 EUR (€)	Jun. 26, 2015 EUR (€) € / Bonds	Nov. 20, 2012 EUR (€) € / Bonds
Disclosure of detailed information about borrowings [Line Items]
Outstanding balance					$ 2,955.3	$ 2,884.8		$ 2,850.4
Conversion ratio					0.044		0.044
Derecognition of financial liability effect of exchange of convertible bonds on equity						8.5
Derecognition of financial liability					$ 3,010.6
Fugro Geoscience [Member]
Disclosure of detailed information about borrowings [Line Items]
Acquisition price | €												€ 1,200.0
Convertible Bonds Due 2020 [member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding balance					$ 355.8		€ 296.7
Maturity date					2020
Number of debt securities issued | Bonds		25,285,035
Notional amount		$ 363.7					€ 325.0				€ 325.1
Historical closing exchange rate		1.1189									1.1189
Debt security nominal value per bond | € / Bonds		12.86									12.86
Interest rate of bonds					1.75%		1.75%
Derecognition of financial liability effect of exchange of convertible bonds on equity	$ 8.5
Derecognition of financial liability interest rate used to assess fair value of financial liability	6.63%
Derecognition of financial liability	$ 296.9									€ 265.4
Convertible Bonds Due 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding balance					$ 40.2	$ 34.0	€ 33.5		€ 30.3
Maturity date					2019
Percentage of principal amount of debt securities exchanged		90.30%
Number of exchanged debt securities | Bonds		10,114,014
Number of debt securities issued | Bonds			11,200,995	11,200,995
Notional amount | €							€ 35.0					€ 360.0
Debt security nominal value per bond | € / Bonds			32.14									32.14
Interest rate of bonds					1.25%		1.25%
Derecognition of financial liability effect of exchange of convertible bonds on equity			$ 98.0	€ 75.0
Derecognition of financial liability interest rate used to assess fair value of financial liability			5.47%	5.47%
Derecognition of financial liability			$ 359.0									€ 277.0
Issue premium percentage of share price			40.00%	40.00%